Right-of-use assets and lease liabilities (Details)	12 Months Ended
Dec. 31, 2023
Corporate office premises [Member]
Lease contractual term	1 year 6 months
Motor vehicles [Member] | Minimum [Member]
Lease contractual term	8 years
Motor vehicles [Member] | Maximum [Member]
Lease contractual term	9 years